Supplemental information on oil and gas activities (Schedule of Reserve Quantity Information) (Details)	Dec. 31, 2019 MBbls MMcf	Dec. 31, 2018 MBbls MMcf	Dec. 31, 2017 MBbls MMcf	Dec. 31, 2016 MBbls MMcf
Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	42,001.0	35,135.0	31,399.0
Undeveloped reserves for properties, net	74,601.0	64,971.0	57,036.0
Proved developed and undeveloped reserves for properties, net	116,602.0	100,106.0	88,435.0	62,632.0
Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	37,382	37,253.0	32,509.0
Undeveloped reserves for properties, net | MMcf	6,863.0	12,356.0	11,329.0
Proved developed and undeveloped reserves for properties, net | MMcf	44,245.0	49,609.0	43,838.0	65,825.0
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	39,397.0	32,326.0	21,101.0
Undeveloped reserves for properties, net	51,212.0	42,449.0	44,398.0
Proved developed and undeveloped reserves for properties, net	90,609.0	74,775.0	65,499.0	37,340.0
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	2,319.0	1,763.0	0.0
Undeveloped reserves for properties, net | MMcf	0	359.0	0.0
Proved developed and undeveloped reserves for properties, net | MMcf	2,319.0	2,122	0	0
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	898.0	696.0	720.0
Undeveloped reserves for properties, net	2,809.0	2,622.0	3,423.0
Proved developed and undeveloped reserves for properties, net	3,707.0	3,318.0	4,143.0	6,599.0
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	14,406.0	11,944.0	8,688.0
Undeveloped reserves for properties, net | MMcf	6,413.0	8,823.0	11,329.0
Proved developed and undeveloped reserves for properties, net | MMcf	20,819.0	20,767.0	20,017.0	36,300.0
Brazil [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	48.0	55.0	76.0
Proved developed and undeveloped reserves for properties, net	48.0	55.0	76.0	72.0
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	14,872.0	17,339.0	23,821.0
Proved developed and undeveloped reserves for properties, net | MMcf	14,872.0	17,339.0	23,821.0	29,525.0
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	1,658.0	2,058.0	0.0
Undeveloped reserves for properties, net	1,370.0	1,440.0	0.0
Proved developed and undeveloped reserves for properties, net	3,028.0	3,498.0	0.0	0.0
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	5,785.0	6,207.0	0.0
Undeveloped reserves for properties, net | MMcf	450.0	3,174.0	0.0
Proved developed and undeveloped reserves for properties, net | MMcf	6,235.0	9,381	0	0
Peru [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0.0	0.0	9,502.0
Undeveloped reserves for properties, net	19,210.0	18,460.0	9,215.0
Proved developed and undeveloped reserves for properties, net	19,210.0	18,460.0	18,717.0	18,621.0
Peru [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	0.0	0.0
Undeveloped reserves for properties, net | MMcf	0	0.0	0.0